Financial instruments risk management objectives and policies - Additional Information (Detail) - Not later than 1 year [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial instruments risk management objectives and policies [Line Items]
Borrowings maturity percentage	24.00%	4.50%
Maximum borrowings maturity percentage	25.00%